Summary of Significant Accounting Policies (Concentration of Risk) (Details) - Sales Revenue, Goods, Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Dealer 1 [Member]
Concentration Risk [Line Items]
Percent of revenue	16.60%	17.90%	19.70%
Dealer 2 [Member]
Concentration Risk [Line Items]
Percent of revenue	13.00%	15.00%	12.50%